FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	$ 7,227,349	$ 6,331,528
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	107,506	76,669
Hedging liabilities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	0	0
Hedging liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	107,506	76,669
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	41,044	73,156
Hedging assets [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	0	0
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	41,044	73,156
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	498	17
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	498	17
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	61	144
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	61	144
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	132,808	110,064
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Mutual funds investment [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	$ 132,808	110,064
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Mutual funds investment [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		$ 0